Pension and Other Post-Retirement Plans - 401(k) Plan (Details) - Employee 401(k) Plan - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plan
Employer matching contribution, percentage of match		6.00%
Employer's matching contribution on the dollar for the first 6 percent of participant contributions		35.00%
Contribution expense		$ 3.6	$ 1.9	$ 1.8
Bally Technologies Inc.
Defined Contribution Plan
Employer matching contribution, percentage of match	6.00%
Contribution expense	$ 0.2	$ 3.2
Employer matching contribution, percentage of employee's gross pay	50.00%